Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 3) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Non-covered loans	Mar. 31, 2013 Non-covered loans	Dec. 31, 2013 Non-covered loans	Mar. 31, 2014 Non-covered loans Secured	Mar. 31, 2013 Non-covered loans Secured	Dec. 31, 2013 Non-covered loans Secured	Mar. 31, 2014 Non-covered loans Unsecured	Mar. 31, 2013 Non-covered loans Unsecured	Dec. 31, 2013 Non-covered loans Unsecured	Mar. 31, 2014 Non-covered loans Secured by commercial properties	Mar. 31, 2013 Non-covered loans Secured by commercial properties	Dec. 31, 2013 Non-covered loans Secured by commercial properties	Mar. 31, 2014 Non-covered loans Secured by residential properties	Mar. 31, 2013 Non-covered loans Secured by residential properties	Dec. 31, 2013 Non-covered loans Secured by residential properties	Mar. 31, 2013 Non-covered loans Residential construction loan	Mar. 31, 2014 Non-covered loans Residential construction loan	Dec. 31, 2013 Non-covered loans Residential construction loan	Mar. 31, 2014 Non-covered loans Commercial construction loans and land development	Mar. 31, 2013 Non-covered loans Commercial construction loans and land development	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development	Mar. 31, 2014 Non-covered loans Consumer	Mar. 31, 2013 Non-covered loans Consumer	Dec. 31, 2013 Non-covered loans Consumer	Mar. 31, 2014 Non-covered loans PCI	Dec. 31, 2013 Non-covered loans PCI
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Days outstanding loans and leases receivable are generally considered past due	90 days	90 days
Impaired loans
Unpaid Contractual Principal balance			$ 153,077,000		$ 186,952,000	$ 59,983,000		$ 63,636,000	$ 11,513,000		$ 11,865,000	$ 41,398,000		$ 49,437,000	$ 6,955,000		$ 5,407,000		$ 33,000	$ 33,000	$ 25,679,000		$ 48,628,000	$ 7,516,000		$ 7,946,000
Recorded Investment with No Allowance			57,259,000		63,784,000	21,221,000		21,540,000	1,225,000		336,000	12,399,000		20,317,000	3,629,000		1,745,000				15,054,000		15,337,000	3,731,000		4,509,000
Recorded Investment with Allowance			33,410,000		40,661,000	13,909,000		17,147,000			1,204,000	17,439,000		16,070,000	1,356,000		1,648,000				706,000		4,592,000
Total Recorded Investment			90,669,000		104,445,000	35,130,000		38,687,000	1,225,000		1,540,000	29,838,000		36,387,000	4,985,000		3,393,000				15,760,000		19,929,000	3,731,000		4,509,000
Related Allowance			3,773,000		3,558,000	3,137,000		3,126,000			15,000	450,000		339,000	79,000		39,000				107,000		39,000
Average investment in impaired loans
Average investment			97,559,000	161,902,000		36,909,000	68,316,000		1,383,000	3,107,000		33,113,000	53,371,000		4,189,000	7,413,000		354,000			17,845,000	29,266,000		4,120,000	75,000
Non-accrual loans			19,182,000		19,878,000	14,551,000		15,430,000	1,024,000		1,300,000	1,094,000		2,638,000	2,371,000		398,000				142,000		112,000				13,900,000	15,800,000
Non-accrual loans held for sale															3,700,000		3,500,000
Interest income recorded on accruing impaired loans			$ 1,400,000